SCHEDULE OF DEPOSIT PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($)	May 31, 2026	Aug. 31, 2025	Aug. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits and Prepayments	$ 55,565	$ 51,055	$ 33,406
Other receivables (Advances to suppliers)	3,996	10,621	81,400
Total	$ 59,561	$ 61,676	$ 114,806